LEASES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Lease expiration date Holon, Israel office	Jan. 31, 2025
Period of additional term	24 months
Lease expense	$ 2,895	$ 3,879	$ 1,993
Sublease income	4,072	3,732	3,598
Variable lease cost	211	451	272
Cash paid for measurement of lease liabilities	$ 1,095	$ 8,287	$ 6,191